Other information about investments - Additional (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure of detailed information about investments
Non-controlling interest	€ 2,863		€ 460
Change in non‐controlling interest	588	€ 477
Consideration	2,060	€ 1,667	€ 1,432
Eni Marine Services SpA
Disclosure of detailed information about investments
Non-controlling interest	€ 1,924
Eni Plenitude Spa SB
Disclosure of detailed information about investments
Percentage of ownership interest divested	7.58%
Change in non‐controlling interest	€ 588
Evolvere SpA Soc. Ben.
Disclosure of detailed information about investments
Equity interest acquired (as a percent)			29.48%
Consideration			€ 60
EniPower Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Non-controlling interest	€ 446		406
Eni Plenitude Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)	92.42%
Non-controlling interest	€ 491		€ 54